Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203-925-3707 richard.kirk@prudential.com

September 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Pruco Life Insurance Company (Registrant)
    Post-Effective Amendment No. 1 to Registration Statement on Form S-3
    SEC File No. 333-265387

Members of the Commission:
On behalf of the above-referenced Registrant, submitted for filing is Post-Effective Amendment No. 1 to the Registration Statement filed on Form S-3.
The purpose of this filing is to amend the Registration Statement to include disclosures in the Prospectus for Prudential FlexGuard® Income Index-Linked and Variable Annuity B Series describing a new Index Strategy option to be offered on the product, the Dual Directional Index Strategy, adding a new index option, and adding a Performance Lock feature.
If you have any questions, please call me at (203) 925-3707.
Very truly yours,
/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel